Derivative Financial Instruments (Summary of Gains and Losses on Derivatives not Designated or Qualifying as Hedges) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ 518,972	¥ 560,806	¥ 399,073
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		(10,636)	(22,003)	(508,743)
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		464,463	387,591	317,459
Equity-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		64,292	240,277	534,615
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	[1]	6,531	(3,053)	(3,857)
Other contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ (5,678)	¥ (42,005)	¥ 59,599

[1]	Amounts include the net gains (losses) of ¥(653) million, ¥(952) million and ¥(964) million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2023, 2024 and 2025, respectively.